CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 4,920,000		$ 2,517,000		$ 8,472,000	$ 4,929,000	$ 12,483,000	$ 8,753,000
Loss from operations	(11,434,000)		(8,665,000)		(21,555,000)	(16,556,000)	(36,439,000)	(24,032,000)
Other income:
Change in fair value of warrant liabilities					3,491,000	19,000
Interest earned on marketable securities held in Trust Account	36,000		25,000		71,000	26,000	180,000
(Loss) Income before provision for income taxes	(13,961,000)		(8,676,000)		(22,234,000)	(16,549,000)	(47,178,000)	(28,842,000)
Provision for income taxes	(13,000)		(3,000)		(8,000)	(3,000)	(9,000)	(3,000)
Net (loss) income	$ (13,974,000)	$ (8,268,000)	$ (8,679,000)	$ (7,873,000)	$ (22,242,000)	$ (16,552,000)	$ (47,187,000)	$ (28,845,000)
Weighted average shares outstanding, basic	18,056,822		12,272,254		17,068,505	11,890,802	12,526,248	8,864,082
Weighted average shares outstanding, diluted	18,056,822		12,272,254		17,068,505	11,890,802	12,526,248	8,864,082
Basic net (loss) income per share	$ (0.89)		$ (0.75)		$ (1.48)	$ (1.39)	$ (3.99)	$ (3.25)
Diluted net (loss) income per share	$ (0.89)		$ (0.75)		$ (1.48)	$ (1.39)	$ (3.99)	$ (3.25)
MedTech Acquisition Corp
General and administrative expenses	$ 1,429,989		$ 288,273		$ 2,273,335	$ 958,080	$ 2,746,125	$ 3,040,714
Loss from operations	(1,429,989)		(288,273)		(2,273,335)	(958,080)	(2,746,125)	(3,040,714)
Other income:
Change in fair value of warrant liabilities	265,334		2,388,000		530,668	5,837,332	5,837,332	7,744,000
Interest earned on marketable securities held in Trust Account	212,338		314,714		369,371	371,914	3,018,726	63,997
Total other income, net	477,672		2,702,714		900,039	6,209,246	8,856,058	7,807,997
(Loss) Income before provision for income taxes	(952,317)		2,414,441		(1,373,296)	5,251,166	6,109,933	4,767,283
Provision for income taxes	(42,722)		(28,202)		(69,840)	(28,202)	(570,854)
Net (loss) income	$ (995,039)	$ (448,097)	$ 2,386,239	$ 2,836,725	$ (1,443,136)	$ 5,222,964	$ 5,539,079	$ 4,767,283
MedTech Acquisition Corp | Class A common stock
Other income:
Weighted average shares outstanding, basic	2,096,428		25,000,000		2,024,925	25,000,000	23,358,326	25,000,000
Weighted average shares outstanding, diluted	2,096,428		25,000,000		2,024,925	25,000,000	23,358,326	25,000,000
Basic net (loss) income per share	$ (0.12)		$ 0.08		$ (0.18)	$ 0.17	$ 0.19	$ 0.15
Diluted net (loss) income per share	$ (0.12)		$ 0.08		$ (0.18)	$ 0.17	$ 0.19	$ 0.15
MedTech Acquisition Corp | Class B common stock
Other income:
Weighted average shares outstanding, basic	5,972,222		6,250,000		6,111,111	6,250,000	6,250,000	6,250,000
Weighted average shares outstanding, diluted	5,972,222		6,250,000		6,111,111	6,250,000	6,250,000	6,250,000
Basic net (loss) income per share	$ (0.12)		$ 0.08		$ (0.18)	$ 0.17	$ 0.19	$ 0.15
Diluted net (loss) income per share	$ (0.12)		$ 0.08		$ (0.18)	$ 0.17	$ 0.19	$ 0.15